Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.4%)
[1]	United States Treasury Note/Bond	4.125%	8/31/30	9,097	8,961
[1]	United States Treasury Note/Bond	4.125%	10/31/31	110,000	107,731
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/31	119,432	97,636
[1]	United States Treasury Note/Bond	1.875%	2/15/32	111,500	93,834
[1]	United States Treasury Note/Bond	3.875%	8/15/33	6,799	6,474
	United States Treasury Note/Bond	3.125%	2/15/43	19,521	15,416
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	8,398
Total U.S. Government and Agency Obligations (Cost $344,903)					338,450
Corporate Bonds (12.0%)
Azerbaijan (0.6%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,785	25,050
Bahrain (0.2%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,162
Brazil (0.5%)
	Braskem Netherlands Finance BV	4.500%	1/10/28	416	380
	Braskem Netherlands Finance BV	4.500%	1/31/30	2,120	1,796
	Braskem Netherlands Finance BV	5.875%	1/31/50	7,973	5,437
	Embraer Netherlands Finance BV	7.000%	7/28/30	3,400	3,520
	Petrobras Global Finance BV	8.750%	5/23/26	866	899
[5]	Raizen Fuels Finance SA	5.700%	1/17/35	9,301	8,614
					20,646
Chile (0.7%)
[5]	Antofagasta plc	6.250%	5/2/34	5,400	5,479
[5]	Cencosud SA	5.950%	5/28/31	2,699	2,682
[5,6]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	2,352	2,376
	Empresa Nacional del Petroleo	5.250%	11/6/29	16,915	16,706
					27,243
Colombia (0.8%)
	Ecopetrol SA	6.875%	4/29/30	5,649	5,522
	Ecopetrol SA	4.625%	11/2/31	9,717	8,022
	Ecopetrol SA	7.750%	2/1/32	19,712	19,197
					32,741
Indonesia (0.6%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,736
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	3,270	3,261
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	9,475	9,496
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,816
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	3,868
					26,177
Kazakhstan (0.2%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,588
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,896	4,553
					6,141
Malaysia (0.3%)
	Petronas Capital Ltd.	3.500%	4/21/30	11,853	10,965
Mexico (5.9%)
[8]	Comision Federal de Electricidad	5.000%	9/29/36	5,113	4,461
[5,8]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	10,256	10,076
	Petroleos Mexicanos	6.875%	10/16/25	17,233	17,180
	Petroleos Mexicanos	4.500%	1/23/26	11,270	10,850
	Petroleos Mexicanos	6.875%	8/4/26	39,289	38,620
	Petroleos Mexicanos	6.490%	1/23/27	6,930	6,715
	Petroleos Mexicanos	6.500%	3/13/27	38,220	36,922
[8]	Petroleos Mexicanos	8.750%	6/2/29	19,915	19,945
	Petroleos Mexicanos	6.840%	1/23/30	29,040	26,452

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	5.950%	1/28/31	9,980	8,421
[8]	Petroleos Mexicanos	6.700%	2/16/32	8,000	6,970
	Petroleos Mexicanos	6.625%	6/15/38	5,140	3,751
	Petroleos Mexicanos	6.500%	6/2/41	10,115	7,192
	Petroleos Mexicanos	6.375%	1/23/45	10,360	6,883
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	30,512	20,884
	Petroleos Mexicanos	6.350%	2/12/48	7,000	4,578
	Petroleos Mexicanos	6.950%	1/28/60	12,048	8,222
					238,123
Morocco (0.1%)
	OCP SA	3.750%	6/23/31	6,962	6,020
Peru (0.5%)
	Banco de Credito del Peru S.A.	3.250%	9/30/31	2,000	1,886
[5]	Banco de Credito del Peru S.A.	5.800%	3/10/35	6,900	6,745
	Petroleos del Peru SA	4.750%	6/19/32	8,193	6,185
	Petroleos del Peru SA	5.625%	6/19/47	7,313	4,702
					19,518
South Africa (0.7%)
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	29,296	29,241
Turkey (0.1%)
[5]	WE Soda Investments Holding plc	9.500%	10/6/28	5,205	5,333
United Arab Emirates (0.7%)
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	6,859	6,505
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	12,959	11,121
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,710	11,154
					28,780
Venezuela (0.1%)
[8,9]	Petroleos de Venezuela SA	6.000%	5/16/24	10,075	1,075
[8,9]	Petroleos de Venezuela SA	6.000%	11/15/26	12,925	1,376
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	22,623	2,411
[9]	Petroleos de Venezuela SA	5.500%	4/12/37	3,360	370
					5,232
Total Corporate Bonds (Cost $499,400)					488,372
Sovereign Bonds (71.8%)
Angola (1.2%)
	Republic of Angola	8.250%	5/9/28	17,490	16,458
	Republic of Angola	8.750%	4/14/32	15,297	13,528
	Republic of Angola	9.375%	5/8/48	1,965	1,615
	Republic of Angola	9.125%	11/26/49	21,077	16,918
					48,519
Argentina (3.3%)
[8]	Ciudad Autonoma De Buenos Aires/Government Bonds	7.500%	6/1/27	4,050	4,065
	Republic of Argentina	1.000%	7/9/29	926	751
	Republic of Argentina	5.000%	1/9/38	40,965	28,611
[10]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	68,634	52,994
[10]	Republic of Argentina, 4.375% coupon rate effective 7/9/27	4.125%	7/9/46	3,360	2,235
[10]	Republic of Argentina, 4.750% coupon rate effective 7/9/27	4.125%	7/9/35	32,703	21,740
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	36,690	22,927
					133,323
Azerbaijan (0.5%)
[8]	Republic of Azerbaijan	3.500%	9/1/32	26,035	22,066
Brazil (1.6%)
	Federative Republic of Brazil	2.875%	6/6/25	3,480	3,431
	Federative Republic of Brazil	3.875%	6/12/30	5,541	4,872
	Federative Republic of Brazil	6.125%	1/22/32	46,504	44,443
	Federative Republic of Brazil	4.750%	1/14/50	17,415	11,886
	Federative Republic of Brazil	7.125%	5/13/54	1,679	1,551
					66,183
Bulgaria (0.9%)
[7]	Republic of Bulgaria	3.625%	9/5/32	8,400	8,886

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Bulgaria	5.000%	3/5/37	29,273	27,363
					36,249
Cameroon (0.1%)
[7]	Republic of Cameroon	5.950%	7/7/32	6,192	5,164
Colombia (4.9%)
[11]	Colombian TES	7.250%	10/18/34	101,196,800	17,069
	Republic of Colombia	3.000%	1/30/30	44,300	36,880
	Republic of Colombia	3.125%	4/15/31	39,469	31,344
	Republic of Colombia	4.125%	2/22/42	16,605	10,456
	Republic of Colombia	5.625%	2/26/44	2,612	1,933
	Republic of Colombia	5.200%	5/15/49	2,710	1,819
	Republic of Colombia	4.125%	5/15/51	14,008	8,015
	Republic of Colombia	8.750%	11/14/53	12,741	12,851
	Republic of Colombia	8.375%	11/7/54	82,000	79,469
					199,836
Costa Rica (1.4%)
	Republic of Costa Rica	6.125%	2/19/31	4,482	4,502
[8]	Republic of Costa Rica	6.550%	4/3/34	18,565	18,886
[5,8]	Republic of Costa Rica	7.300%	11/13/54	27,682	28,617
[8]	Republic of Costa Rica	7.300%	11/13/54	4,060	4,206
					56,211
Czech Republic (0.6%)
[12]	Czech Republic	0.950%	5/15/30	710,760	25,158
Dominican Republic (3.6%)
	Dominican Republic	6.875%	1/29/26	18,890	19,057
	Dominican Republic	5.950%	1/25/27	24,536	24,415
	Dominican Republic	6.000%	7/19/28	30,632	30,380
	Dominican Republic	5.500%	2/22/29	48,761	47,179
	Dominican Republic	4.500%	1/30/30	23,181	21,274
[5]	Dominican Republic	7.050%	2/3/31	5,467	5,597
					147,902
Ecuador (0.9%)
[8]	Republic of Ecuador	0.000%	7/31/30	3,670	1,999
	Republic of Ecuador	6.900%	7/31/30	29,653	20,269
[10]	Republic of Ecuador, 6.900% coupon rate effective 7/31/25	5.500%	7/31/35	27,804	15,681
					37,949
Egypt (2.6%)
	Arab Republic of Egypt	8.500%	1/31/47	42,112	32,683
	Arab Republic of Egypt	7.903%	2/21/48	32,091	23,590
	Arab Republic of Egypt	8.700%	3/1/49	20,457	16,079
	Arab Republic of Egypt	8.875%	5/29/50	21,204	16,911
	Arab Republic of Egypt	8.750%	9/30/51	7,328	5,787
[13]	Egypt Treasury Bills	0.000%	3/4/25	350,000	6,567
[13]	Egypt Treasury Bills	0.000%	3/11/25	311,000	5,805
					107,422
El Salvador (0.8%)
[5,8]	Republic of El Salvador	9.650%	11/21/54	30,280	31,725
Gabon (0.2%)
[8]	Republic of Gabon	6.625%	2/6/31	9,483	7,064
	Republic of Gabon	7.000%	11/24/31	1,367	1,019
					8,083
Ghana (1.1%)
[5,8]	Republic of Ghana	0.000%	7/3/26	660	612
[8]	Republic of Ghana	0.000%	7/3/26	9,077	8,425
[5,10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	23,385	20,170
[10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/29	13,000	11,226
[5,10]	Republic of Ghana, 6.000% coupon rate effective 7/3/28	5.000%	7/3/35	7,180	5,043
					45,476
Guatemala (2.1%)
	Republic of Guatemala	4.875%	2/13/28	40,785	39,374
	Republic of Guatemala	5.250%	8/10/29	29,353	28,225
[8]	Republic of Guatemala	4.900%	6/1/30	14,590	13,748

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Guatemala	6.550%	2/6/37	4,467	4,394
					85,741
Honduras (0.3%)
	Republic of Honduras	5.625%	6/24/30	3,974	3,553
[5]	Republic of Honduras	8.625%	11/27/34	9,700	9,657
					13,210
Hungary (0.3%)
	Republic of Hungary	6.125%	5/22/28	12,960	13,173
Indonesia (4.3%)
[5]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	34,875	34,842
[5]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	27,925	27,685
[5]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/54	67,777	66,425
	Republic of Indonesia	3.500%	1/11/28	4,355	4,152
	Republic of Indonesia	4.100%	4/24/28	1,942	1,879
	Republic of Indonesia	4.750%	9/10/34	43,585	41,363
					176,346
Israel (1.0%)
[7]	State of Israel	1.500%	1/16/29	13,028	12,460
	State of Israel	2.500%	1/15/30	1,327	1,153
	State of Israel	5.750%	3/12/54	27,236	24,877
					38,490
Ivory Coast (0.9%)
[7,8]	Ivory Coast	4.875%	1/30/32	19,077	17,364
[7,8]	Ivory Coast	6.875%	10/17/40	2,815	2,521
[7,8]	Ivory Coast	6.625%	3/22/48	13,992	11,658
[7,8]	Republic of Cote d'Ivoire	5.250%	3/22/30	3,520	3,433
					34,976
Jamaica (0.1%)
[8]	Jamaica	8.000%	3/15/39	2,035	2,359
Jordan (0.8%)
	Kingdom of Jordan	4.950%	7/7/25	2,080	2,047
	Kingdom of Jordan	5.750%	1/31/27	10,974	10,583
	Kingdom of Jordan	7.750%	1/15/28	5,566	5,583
	Kingdom of Jordan	7.500%	1/13/29	15,815	15,732
					33,945
Kazakhstan (0.4%)
[14]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,329
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	10,555	10,604
					16,933
Kenya (0.0%)
	Republic of Kenya	7.000%	5/22/27	700	689
Latvia (0.9%)
[5]	Republic of Latvia	5.125%	7/30/34	39,045	37,915
Lebanon (0.1%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	314
[9]	Lebanon Republic	6.100%	10/4/22	2,250	293
[9]	Lebanon Republic	6.650%	4/22/24	2,890	377
[9]	Lebanon Republic	7.000%	3/20/28	6,310	808
[9]	Lebanon Republic	6.650%	2/26/30	4,900	648
[9]	Lebanon Republic	7.150%	11/20/31	1,445	187
[9]	Lebanon Republic	8.200%	5/17/33	1,445	188
[9]	Lebanon Republic	8.250%	5/17/34	1,445	188
					3,003
Lithuania (0.5%)
[7]	Republic of Lithuania	3.500%	7/3/31	20,639	22,051
Mexico (3.8%)
[15]	Mexican Bonos	7.500%	5/26/33	357,500	14,486
[15]	Mexican Bonos	7.750%	11/23/34	773,090	30,939
	United Mexican States	5.000%	5/7/29	3,381	3,259
	United Mexican States	3.250%	4/16/30	10,455	9,100
	United Mexican States	2.659%	5/24/31	17,459	14,149
	United Mexican States	4.750%	4/27/32	36,985	33,513

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.875%	5/19/33	22,420	20,055
	United Mexican States	4.400%	2/12/52	27,586	18,592
	United Mexican States	3.771%	5/24/61	18,642	10,623
					154,716
Morocco (0.3%)
[7]	Kingdom of Morocco	1.500%	11/27/31	3,750	3,268
	Kingdom of Morocco	6.500%	9/8/33	7,500	7,740
					11,008
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/31	7,242	5,682
Nigeria (1.4%)
	Republic of Nigeria	6.500%	11/28/27	7,500	7,117
[5]	Republic of Nigeria	9.625%	6/9/31	5,600	5,581
	Republic of Nigeria	7.875%	2/16/32	13,600	12,234
	Republic of Nigeria	7.375%	9/28/33	6,805	5,825
	Republic of Nigeria	7.625%	11/28/47	13,500	10,312
	Republic of Nigeria	8.250%	9/28/51	22,066	17,590
					58,659
Oman (3.2%)
	Sultanate of Oman	4.750%	6/15/26	84,874	83,976
	Sultanate of Oman	6.750%	10/28/27	6,646	6,858
	Sultanate of Oman	6.750%	1/17/48	36,734	37,223
					128,057
Pakistan (0.3%)
	Islamic Republic of Pakistan	8.875%	4/8/51	13,027	10,157
Panama (1.1%)
	Republic of Panama	2.252%	9/29/32	4,766	3,332
[8]	Republic of Panama	4.300%	4/29/53	19,218	11,251
[8]	Republic of Panama	3.870%	7/23/60	57,399	29,995
					44,578
Paraguay (1.9%)
	Republic of Paraguay	5.000%	4/15/26	8,953	8,899
	Republic of Paraguay	4.700%	3/27/27	14,199	13,940
[8]	Republic of Paraguay	4.950%	4/28/31	48,924	46,860
	Republic of Paraguay	2.739%	1/29/33	2,038	1,611
	Republic of Paraguay	3.849%	6/28/33	3,950	3,419
	Republic of Paraguay	6.100%	8/11/44	3,100	2,928
					77,657
Peru (4.2%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,761
	Republic of Peru	2.783%	1/23/31	120,301	102,568
	Republic of Peru	5.375%	2/8/35	26,685	25,580
	Republic of Peru	5.875%	8/8/54	44,060	41,850
					171,759
Philippines (0.5%)
	Republic of Philippines	3.000%	2/1/28	13,071	12,284
	Republic of Philippines	4.625%	7/17/28	6,845	6,722
					19,006
Poland (1.8%)
[5]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	34,527	34,179
	Bank Gospodarstwa Krajowego	5.750%	7/9/34	10,730	10,620
[7]	Republic of Poland	3.625%	11/29/30	4,872	5,275
[7]	Republic of Poland	3.125%	10/22/31	20,000	20,826
[7]	Republic of Poland	2.750%	5/25/32	1,000	1,008
					71,908
Romania (0.6%)
[7]	Romania	2.125%	3/7/28	5,000	4,853
[7]	Romania	1.750%	7/13/30	23,626	20,382
					25,235
Saudi Arabia (1.2%)
	Kingdom of Saudi Arabia	5.000%	1/18/53	3,358	2,837
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	48,630	45,379
					48,216

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Senegal (0.3%)
[8]	Republic of Senegal	7.750%	6/10/31	9,986	8,953
[7,8]	Republic of Senegal	5.375%	6/8/37	2,946	2,152
					11,105
Serbia (0.9%)
	Republic of Serbia	6.250%	5/26/28	3,385	3,441
[7]	Republic of Serbia	1.000%	9/23/28	3,350	3,112
[7]	Republic of Serbia	1.500%	6/26/29	12,000	11,203
	Republic of Serbia	2.125%	12/1/30	14,855	12,075
[7]	Republic of Serbia	2.050%	9/23/36	10,000	7,847
					37,678
South Africa (4.0%)
	Republic of South Africa	5.875%	9/16/25	2,110	2,112
	Republic of South Africa	4.300%	10/12/28	1,131	1,057
	Republic of South Africa	4.850%	9/30/29	31,239	29,056
	Republic of South Africa	5.875%	6/22/30	8,580	8,201
	Republic of South Africa	5.650%	9/27/47	13,502	10,081
	Republic of South Africa	5.750%	9/30/49	61,198	45,796
[5]	Republic of South Africa	7.950%	11/19/54	68,070	65,200
					161,503
Sri Lanka (0.8%)
[5,8]	Republic of Sri Lanka	4.000%	4/15/28	5,517	5,149
[5,10]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/27	3.100%	1/15/30	4,257	3,513
[5,10]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/27	3.350%	3/15/33	8,350	6,358
[5,10]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/27	3.600%	5/15/36	6,913	5,245
[5,10]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/27	3.600%	2/15/38	7,829	5,941
[5,10]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/27	3.600%	6/15/35	5,638	4,071
					30,277
Supranational (0.3%)
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	11,291	10,162
Trinidad & Tobago (0.2%)
[5]	Republic of Trinidad & Tobago	5.950%	1/14/31	7,205	7,032
Tunisia (0.2%)
	Tunisian Republic	5.750%	1/30/25	2,177	2,163
[7]	Tunisian Republic	6.375%	7/15/26	4,358	4,270
					6,433
Turkey (2.2%)
[16]	Republic of Turkey	31.080%	11/8/28	339,305	9,480
	Republic of Turkey	4.875%	4/16/43	41,594	28,840
	Republic of Turkey	5.750%	5/11/47	65,845	48,912
					87,232
Ukraine (1.4%)
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/30	2,547	1,375
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/34	9,517	3,904
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/35	8,043	4,734
[5,10]	Ukraine, 3.000% coupon rate effective 2/1/27	0.000%	2/1/36	16,937	9,869
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/34	15,149	8,463
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/35	21,494	11,740
[5,10]	Ukraine, 4.500% coupon rate effective 8/1/25	1.750%	2/1/36	32,733	17,574
[8]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	13	12
					57,671
United Arab Emirates (0.9%)
[5]	Emirate of Abu Dhabi	5.500%	4/30/54	34,528	33,797
	Finance Department Government of Sharjah	3.625%	3/10/33	3,400	2,857
					36,654
Uruguay (1.3%)
[17]	Oriental Republic of Uruguay	3.400%	5/16/45	555,180	12,397
[8]	Oriental Republic of Uruguay	5.250%	9/10/60	43,548	39,594
					51,991
Uzbekistan (2.6%)
[5]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,544
	Republic of Uzbekistan	7.850%	10/12/28	46,485	48,029
	Republic of Uzbekistan	5.375%	2/20/29	28,067	26,448
	Republic of Uzbekistan	3.700%	11/25/30	4,340	3,629

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	17,243
					105,893
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	104
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	204
					308
Zambia (0.9%)
	Republic of Zambia	0.500%	12/31/53	6,780	3,882
[10]	Republic of Zambia, 7.500% coupon rate effective 6/30/31	5.750%	6/30/33	35,475	31,052
					34,934
Total Sovereign Bonds (Cost $2,921,616)					2,915,608
				Shares
Temporary Cash Investments (5.9%)
Money Market Fund (5.9%)
[18]	Vanguard Market Liquidity Fund (Cost $241,315)	4.466%		2,413,179	241,318
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	493,000	901
Put Options
EUR	JPMC	2/10/25	USD 1.025	122,037	795
Total Options Purchased (Cost $1,351)					1,696
Total Investments (98.1%) (Cost $4,008,585)					3,985,444
Other Assets and Liabilities—Net (1.9%)					75,302
Net Assets (100.0%)					4,060,746
Cost is in $000.
1	Securities with a value of $5,226,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $6,774,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $14,122,000 have been segregated as initial margin for open futures contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $614,239,000, representing 15.1% of net assets.
6	Guaranteed by the Republic of Chile.
7	Face amount denominated in euro.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Colombian peso.
12	Face amount denominated in Czeck koruna.
13	Face amount denominated in Egyptian pound.
14	Face amount denominated in Kazakhstan tenge.
15	Face amount denominated in Mexican pesos.
16	Face amount denominated in Turkish lira.
17	Face amount denominated in Uruguayan peso.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
JPMC—JPMorgan Chase Bank, N.A.
PUT—Put Option Obligation.
EUR—euro.
HKD—Hong Kong dollar.
USD—U.S. dollar.

Vanguard® Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	HSBC	1/14/25	USD 1.050	52,824	(83)
Total Options Written (Premiums Received $513)					(83)
HSBC—HSBC Bank USA, N.A.
EUR—euro.
USD—U.S. dollar.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	1,344	142,874	(765)
10-Year U.S. Treasury Note	March 2025	3,328	361,920	(5,753)
Long U.S. Treasury Bond	March 2025	73	8,311	(265)
Ultra 10-Year U.S. Treasury Note	March 2025	775	86,267	(854)
Ultra Long U.S. Treasury Bond	March 2025	146	17,360	(73)
				(7,710)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(3,769)	(774,942)	(273)
Euro-Bobl	March 2025	(633)	(77,280)	987
Euro-Bund	March 2025	(140)	(19,351)	492
Euro-Schatz	March 2025	(2)	(222)	1
				1,207
				(6,503)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	1/3/25	BRL	235,194	USD	38,660	—	(611)
JPMorgan Chase Bank, N.A.	2/4/25	BRL	121,788	USD	19,675	—	(89)
Citibank, N.A.	1/3/25	BRL	118,824	USD	19,189	33	—
BNP Paribas	1/3/25	BRL	117,774	USD	19,019	33	—
Citibank, N.A.	3/19/25	CZK	15,563	USD	655	—	(14)
Bank of Montreal	3/19/25	EUR	86,730	USD	91,295	—	(1,139)
HSBC Bank plc	3/19/25	EUR	37,103	USD	39,155	—	(587)
HSBC Bank plc	1/16/25	EUR	28,173	USD	29,615	—	(413)
Standard Chartered Bank	3/19/25	EUR	375	USD	390	—	(1)
State Street Bank & Trust Co.	3/19/25	EUR	252	USD	265	—	(2)
State Street Bank & Trust Co.	3/19/25	HKD	270,378	USD	34,824	25	—
Bank of America, N.A.	3/19/25	HUF	1,585,220	USD	4,053	—	(79)
HSBC Bank plc	3/19/25	ILS	880	USD	246	—	(3)
Canadian Imperial Bank of Commerce	3/19/25	JPY	2,643,812	USD	17,359	—	(401)
Toronto-Dominion Bank	3/19/25	JPY	232,979	USD	1,528	—	(34)
Bank of America, N.A.	3/19/25	KRW	26,704,190	USD	18,155	—	(26)
Citibank, N.A.	3/19/25	MXN	1,553,119	USD	75,734	—	(2,223)
Royal Bank of Canada	3/19/25	MXN	812,399	USD	39,122	—	(669)
Toronto-Dominion Bank	3/19/25	MXN	38,872	USD	1,900	—	(60)

Vanguard® Emerging Markets Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	3/19/25	ZAR	358,676	USD	19,664	—	(794)
Citibank, N.A.	3/19/25	ZAR	288,162	USD	15,993	—	(833)
JPMorgan Chase Bank, N.A.	1/30/25	ZAR	201,020	USD	10,725	—	(104)
BNP Paribas	1/3/25	USD	56,991	BRL	352,968	—	(109)
BNP Paribas	2/4/25	USD	20,045	BRL	123,266	222	—
Citibank, N.A.	1/3/25	USD	19,650	BRL	118,824	428	—
Bank of Montreal	3/19/25	USD	548	CNY	3,981	4	—
BNP Paribas	3/19/25	USD	17,922	COP	78,778,311	233	—
UBS AG	3/19/25	USD	44,258	CZK	1,047,431	1,144	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	8,797	EGP	510,241	—	(951)
Barclays Bank plc	3/19/25	USD	316,321	EUR	297,611	6,958	—
HSBC Bank plc	3/19/25	USD	25,184	EUR	24,183	46	—
Standard Chartered Bank	3/19/25	USD	11,795	EUR	11,186	166	—
Royal Bank of Canada	3/19/25	USD	2,711	EUR	2,568	41	—
UBS AG	3/19/25	USD	2,612	HUF	1,020,130	54	—
Royal Bank of Canada	3/19/25	USD	19,561	JPY	2,947,798	652	—
BNP Paribas	3/19/25	USD	19,369	KRW	27,595,284	635	—
Barclays Bank plc	3/19/25	USD	37,024	MXN	761,597	976	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	32,348	MXN	659,825	1,117	—
Royal Bank of Canada	3/19/25	USD	14,744	MXN	302,071	447	—
Standard Chartered Bank	3/19/25	USD	59,823	THB	2,005,563	691	—
Goldman Sachs & Co.	3/19/25	USD	16,222	ZAR	290,873	919	—
BNP Paribas	3/19/25	USD	464	ZAR	8,339	25	—
						14,849	(9,142)
BRL—Brazilian real.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
EGP—Egyptian pound.
EUR—euro.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Federal Republic of Brazil/Ba1	12/21/29	BNPSW	7,670	1.000	(379)	(324)	—	(55)
Federal Republic of Brazil/Ba1	12/21/29	BNPSW	7,530	1.000	(372)	(340)	—	(32)
Federal Republic of Brazil/Ba1	12/21/29	BNPSW	7,380	1.000	(365)	(290)	—	(75)
Federal Republic of Brazil/Ba1	12/21/29	GSI	7,530	1.000	(372)	(351)	—	(21)
Federal Republic of Brazil/Ba1	12/21/29	JPMC	7,530	1.000	(372)	(383)	11	—
Republic of Turkey/B1	12/21/29	BARC	2,260	1.000	(154)	(164)	10	—
					(2,014)	(1,852)	21	(183)

Credit Protection Purchased
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	597	626	—	(29)

Vanguard® Emerging Markets Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Colombia	12/21/29	BANA	16,000	(1.000)	795	701	94	—
Republic of Colombia	12/21/29	BANA	14,930	(1.000)	741	638	103	—
Republic of Malaysia	12/21/29	GSI	6,910	(1.000)	(163)	(190)	27	—
Republic of Malaysia	12/21/29	JPMC	20,910	(1.000)	(492)	(534)	42	—
Republic of Panama	12/21/29	MSCS	43,330	(1.000)	2,079	1,297	782	—
					3,557	2,538	1,048	(29)
					1,543	686	1,069	(212)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $13,222,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/2/29	N/A	113,834[1]	12.820[2]	(9.290)[3]	(1,859)	(1,679)
1/2/29	N/A	71,233[1]	15.420[2]	(9.290)[3]	(99)	(99)
7/5/29	N/A	14,200	2.530[2]	(0.000)[4]	88	88
7/5/29	N/A	13,100	2.525[2]	(0.000)[4]	78	78
7/5/29	N/A	13,100	2.523[2]	(0.000)[4]	77	77
7/10/29	N/A	16,414	2.491[2]	(0.000)[4]	69	69
7/10/29	N/A	14,280	2.484[2]	(0.000)[4]	56	56
7/15/29	N/A	14,285	2.420[2]	(0.000)[4]	11	11
7/18/29	N/A	14,285	2.449[2]	(0.000)[4]	29	29
7/19/29	N/A	14,280	2.437[2]	(0.000)[4]	21	21
8/1/29	N/A	14,280	2.394[2]	(0.000)[4]	(14)	(14)
8/5/29	N/A	14,286	2.363[2]	(0.000)[4]	(37)	(37)
11/7/29	N/A	23,326	2.495[2]	(0.000)[4]	28	28
12/18/29	N/A	851,356[5]	3.280[6]	(3.800)[7]	(621)	(621)
12/18/29	N/A	749,061[5]	3.080[6]	(3.800)[7]	(831)	(831)
12/18/34	N/A	189,381[5]	3.800[7]	(3.269)[6]	354	354
3/19/35	3/19/25[8]	31,294,379[9]	0.000[10]	(2.585)[11]	326	326
7/5/54	N/A	3,070	0.000[4]	(2.522)[2]	(74)	(74)
7/5/54	N/A	2,840	0.000[4]	(2.534)[2]	(69)	(69)
7/5/54	N/A	2,830	0.000[4]	(2.519)[2]	(66)	(66)
7/10/54	N/A	3,530	0.000[4]	(2.510)[2]	(76)	(76)
7/10/54	N/A	3,070	0.000[4]	(2.499)[2]	(59)	(59)
7/15/54	N/A	3,070	0.000[4]	(2.469)[2]	(41)	(41)
7/18/54	N/A	3,075	0.000[4]	(2.501)[2]	(60)	(60)
7/19/54	N/A	3,070	0.000[4]	(2.482)[2]	(48)	(48)
8/1/54	N/A	3,070	0.000[4]	(2.454)[2]	(31)	(31)

Vanguard® Emerging Markets Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/5/54	N/A	3,075	0.000[4]	(2.411)[2]	(5)	(5)
11/7/54	N/A	4,519	0.000[4]	(2.434)[2]	(20)	(20)
					(2,873)	(2,693)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/paid at maturity.
3	Based on Brazil Interbank Deposit Certificate (CDI) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Notional amount denominated in Czeck koruna.
6	Interest payment received/paid annually.
7	Based on Prague Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
8	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
9	Notional amount denominated in Korean won.
10	Based on South Korean Won 3 Month Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
11	Interest payment received/paid quarterly.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the

Vanguard® Emerging Markets Bond Fund
values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Vanguard® Emerging Markets Bond Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	338,450	—	338,450
Corporate Bonds	—	488,372	—	488,372
Sovereign Bonds	—	2,915,608	—	2,915,608
Temporary Cash Investments	241,318	—	—	241,318
Options Purchased	—	1,696	—	1,696
Total	241,318	3,744,126	—	3,985,444
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,480	—	—	1,480
Forward Currency Contracts	—	14,849	—	14,849
Swap Contracts	1,137[1]	1,069	—	2,206
Total	2,617	15,918	—	18,535
Liabilities
Options Written	—	(83)	—	(83)
Futures Contracts[1]	(7,983)	—	—	(7,983)
Forward Currency Contracts	—	(9,142)	—	(9,142)
Swap Contracts	(3,830)[1]	(212)	—	(4,042)
Total	(11,813)	(9,437)	—	(21,250)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.